Issued Capital and Reserves - Movements in Share Premium (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 25, 2018	Jul. 18, 2017
Disclosure of reserves within equity [line items]
Number of shares issued				1,007,810
Total issued shares	¥ 5,000	¥ 4,000
Increase (decrease) in share capital	2,500	¥ 2,000
Trust And Custody Services Bank Ltd [member]
Disclosure of reserves within equity [line items]
Number of shares issued			1,172,332	1,007,810
Common control business combinations [member]
Disclosure of reserves within equity [line items]
Increase (decrease) in share capital	(488)
Third Party Allotment [member]
Disclosure of reserves within equity [line items]
Increase (decrease) in share capital	¥ 17,892